RELATED PARTY TRANSACTIONS	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE G - RELATED PARTY TRANSACTIONS

During the year ended September 30, 2012, the Company issued 22,924,513 shares of Common Stock in exchange for settlement of an aggregate of $925,000 related party convertible promissory notes and accrued interest.

On June 21, 2012, Abarta Partners I, a partnership administered by Mr. Bitzer, one of the Company’s directors, for which his revocable trust is a partner, purchased 35,576,568 shares of our Common Stock at a purchase price of $0.04336 per share for gross proceeds of $1,542,600 in a private placement transaction.

The Company acquired rights to certain software and intellectual property pursuant to an agreement it entered into with DivineRune Inc., a secure cloud-computing specialist, on January 25, 2012. DivineRune was issued a 3 year warrant to purchase one million shares of the Company’s common stock at an exercise price of $0.071 per share vesting in full on the first anniversary of the date of grant as compensation for a license to DivineRune’s patent portfolio. The Company will also share revenues on any future sales of products generated as a result of this agreement. The Company expects that the partnership will enhance and extend its core anti-counterfeiting, anti-diversion, and security systems into the digital track-and-trace sphere. James A. Hayward, the Company’s President, Chairman and Chief Executive Officer, and Yacov Shamash, a member of the Company’s  Board of Directors, were among the early investors in DivineRune.

NOTE E - RELATED PARTY TRANSACTIONS

During the years ended September 30, 2012 and 2011, the Company’s Chief Executive Officer, had advanced funds of $0 in 2012 and $250,000 in 2011 to the Company in the form of convertible promissory notes for working capital purposes (see Note D). Interest expense for the related party notes amounted to $15,363 and $24,719 for the years ended September 30, 2012 and 2011, respectively. As of September 30, 2012, there were no outstanding related party promissory notes.

On July 15, 2011, the Company issued and sold 10,526,316 Shares of Common Stock to the Company’s Chief Executive Officer for gross proceeds of $500,000.

During the year ended September 30, 2012, the Company issued 22,924,513 shares of Common Stock in exchange for settlement of an aggregate of $925,000 related party convertible promissory notes and accrued interest.

The Company has consulting agreements with outside contractors, certain of whom are also Company stockholders. The agreements are generally month to month.

On June 21, 2012, Abarta Partners I, a partnership administered by Mr. Bitzer, one of our directors, for which his revocable trust is a partner, purchased 35,576,568 shares of our Common Stock at a purchase price of $0.04336 per share for gross proceeds of $1,542,600 in a private placement transaction.

We acquired rights to certain software and intellectual property pursuant to an agreement we entered into with DivineRune Inc., a secure cloud-computing specialist, on January 25, 2012. DivineRune was issued a 3 year warrant to purchase one million shares of our common stock at an exercise price of $0.071 per share vesting in full on the first anniversary of the date of grant as compensation for a license to DivineRune’s patent portfolio. We will also share revenues on any future sales of products generated as a result of this agreement. We expect that the partnership will enhance and extend our core anti-counterfeiting, anti-diversion, and security systems into the digital track-and-trace sphere. James A. Hayward, our President, Chairman and Chief Executive Officer, and Yacov Shamash, a member of our Board of Directors, were among the early investors in DivineRune.